Stock Options, Restricted Stock Incentive, and Dividend Reinvestment Plans (Tables)	12 Months Ended
Dec. 31, 2013
Employee Benefits And Share Based Compensation [Abstract]
Schedule Of Restrcited And Performance Stock And Unit Activity
The summary of restricted and performance stock and unit activity during the year ended December 31, 2013, is presented below:

	Shares/Units	Weighted average grant date fair value
Nonvested on January 1, 2013	4,672,815	$10.21
Shares/units granted	1,154,540	10.63
Shares/units vested	(1,431,421)	9.34
Shares/units cancelled	(221,738)	10.40
Nonvested on December 31, 2013	4,174,196	$10.51

The weighted average grant date fair value for shares/units granted in 2012 and 2011 was $9.25 and $10.75, respectively.

Summary Of Stock Option Plans Activity
The summary of stock option activity for the year ended December 31, 2013, is shown below:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
January 1, 2013	9,796,648	$21.26
Options granted	866,742	10.82
Options exercised	(64,085)	10.37
Options expired/cancelled	(2,006,130)	25.63
December 31, 2013	8,593,175	19.29	4.06	$4,094
Options exercisable	6,485,156	22.16	3.67	1,511
Options expected to vest	2,108,019	10.46	5.26	2,583

Summary Of Assumptions To Estimate The Fair Value Of Stock Options Granted
FHN used the Black-Scholes Option Pricing Model to estimate the fair value of stock options granted in 2013, 2012, and 2011 with the following assumptions:

	2013	2012	2011
Expected dividend yield	1.84%	0.42%	0.34%
Expected weighted-average lives of options granted	6.12 years	6.11 years	6.59 years
Expected weighted-average volatility	36.19%	42.40%	40.70%
Expected volatility range	27.27 - 62.98%	35.80 - 62.21%	35.04 - 57.69%
Risk-free interest rate	1.16%	1.10%	2.91%